Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes Additional Information [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
Unrecognized tax positions that if recognized would impact the effective tax rate	$ 294	$ 285	$ 280
Interest recorded on unrecognized tax positions	7	$ 5	$ 5
Unrecognized tax positions as a component of income taxes expense, accrued interest	52
Federal, state and foreign net operating loss carryforwards	2,800
Base year reserves included in retained earnings of acquired thrift institutions for which no deferred federal income tax liability has been recognized	$ 102
Credit carryforwards expiration term	Dec. 31, 2042
Federal [Member]
Income Taxes Additional Information [Abstract]
Credit carryforwards	$ 1,700
Minimum [Member]
Income Taxes Additional Information [Abstract]
Federal, state and foreign net operating loss carryforwards expiration term	Dec. 31, 2023